CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Preferred Stock [Abstract]
Schedule of Preferred Units
The Group’s Preferred Shares activities for the years ended December 31, 2017, 2018 and 2019 are summarized as below:

	Series Seed Shares		Series A Shares		Series B Shares		Series B+ Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of December 31, 2016	373,000,000	118,202	218,650,000	137,736	—	—	—	—	591,650,000	255,938

Former Series A Capital Contribution with exercise of Series A Warrant	—	—	53,950,000	36,104	—	—	—	—	53,950,000	36,104
Accretion on convertible redeemable preferred shares to redemption value	—	970,718	—	657,938	—	—	—	—	—	1,628,656

Balance as of December 31, 2017	373,000,000	1,088,920	272,600,000	831,778	—	—	—	—	645,600,000	1,920,698

Re-designation to Series A Preferred Shares from Initial Ordinary Shareholders’ contribution, including beneficial conversion feature	—	—	116,600,000	60,799	—	—	—	—	116,600,000	60,799
Issuance of Series B Preferred Shares, net of issuance cost	—	—	—	—	111,911,357	622,369	—	—	111,911,357	622,369
Issuance of Series B+ Preferred Shares, net of issuance cost	—	—	—	—	—	—	21,105,395	122,549	21,105,395	122,549
Accretion on convertible redeemable preferred shares to redemption value	—	888,416	—	1,198,145	—	86,240	—	14,832	—	2,187,633

Balance as of December 31, 2018	373,000,000	1,977,336	389,200,000	2,090,722	111,911,357	708,609	21,105,395	137,381	895,216,752	4,914,048

Accretion on convertible redeemable preferred shares to redemption value	—	717,062	—	725,654	—	76,190	—	13,106	—	1,532,012
Convert to ordinary shares upon initial public offering	(373,000,000)	(2,694,398)	(389,200,000)	(2,816,376)	(111,911,357)	(784,799)	(21,105,395)	(150,487)	(895,216,752)	(6,446,060)

Balance as of December 31, 2019	—	—	—	—	—	—	—	—	—	—